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                                  OMNISOURCE(R)
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                FILE NO. 33-63731

       SUPPLEMENT DATED JULY 20, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005

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                SUPPLEMENT DATED JULY 20, 2005 TO YOUR PROSPECTUS

JANUS ASPEN INTERNATIONAL GROWTH INVESTMENT DIVISION - CLOSURE

Effective after the close of regular trading on the New York Stock Exchange on September 1, 2005, Janus Aspen International Growth Investment Division will be closed to new and subsequent premium payments and transfers of Investment Value.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5250